Loss Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Loss for the year	$ (1,007)	$ (1,467)
Add: Loss attributable to non-controlling interests	37	42
Loss for the year attributable to ordinary shareholders	$ (970)	$ (1,425)
Basic weighted-average ordinary shares outstanding	3,793,892	236,264
Diluted weighted-average ordinary shares outstanding	3,793,892	236,264
Basic loss per share attributable to ordinary shareholders	$ (0.26)	$ (6.03)
Diluted loss per share attributable to ordinary shareholders	$ (0.26)	$ (6.03)